CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2019
Cash, cash equivalents and other investments [Abstract]
Schedule of other investments

	As of December 31,
	2019	2018

Investments in companies under cost method	252	252
Investments in debt instruments	3,001	6,943

Other investments, net – Non-current	3,253	7,195

Schedule of cash and cash equivalents

	As of December 31,
	2019	2018

(i) Other investments
Other deposits with maturity of more than three months	212,271	44,529

Other investments - Current	212,271	44,529
(ii) Cash and cash equivalents
Cash and banks	115,575	87,863
Restricted cash	69	2,216
Short-term bank deposits	199,878	140,456
Other deposits with maturity of less than three months	204,443	20,006

Cash and cash equivalents	519,965	250,541